INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets were comprised of the following at:

	March 31,2022	December 31, 2021
Goodwill	$747,976	$747,976
LWL Intangibles	$1,468,709	$1,468,709
License	354,322	354,322
Patents	112,600	115,569
Accumulated Amortization	(78,189)	(75,220)
Net Fixed Assets	$2,605,418	$2,611,356

Intangible assets were comprised of the following at:

	December 31, 2021	December 31, 2020
Goodwill	$747,976	$747,976
LWL Inatigbles	1,468,709	-
License	354,322	354,322
Patents	190,789	190,789
Accumulated Amortization	(75,220)	(63,344)
Net Fixed Assets	$2,686,576	$1,229,743

SCHEDULE OF BUSINESS ACQUISITION PURCHASE PRICE ALLOCATION

The following table presents the purchase price allocation:

Consideration:
Cash and cash equivalents	$1,500,000

Total purchaser consideration	$1,500,000

Assets acquired:
Cash and cash equivalents	$6,156
Prepayment	$13,496
Other receivable	$20,000
Trading Contracts	$146,035
Shenzhen Gas Relationship	$1,314,313
Total assets acquired	$1,508,539

Liabilities assumed:
Advance Receipts	$(8539
Taxes Payable	$179
Net Assets Acquired:	$1,500,000

The following table presents the purchase price allocation:

Consideration:
Cash and cash equivalents	$1,500,000

Total purchaser consideration	$1,500,000

Assets acquired:
Cash and cash equivalents	$6,156
Prepayment	$13,496
Other receivable	$20,000
Trading Contracts	$146,035
Shenzhen Gas Relationship	$1,314,313
Total assets acquired	$1,508,539

Liabilities assumed:
Advance Receipts	$(8539)
Taxes Payable	$179
Net Assets Acquired:	$1,500,000